Summary Of Significant Accounting And Reporting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting And Reporting Policies [Abstract]
Summary Of Significant Accounting And Reporting Policies

1. Summary of Significant Accounting and Reporting Policies

First Century Bankshares, Inc. (the "Corporation" or the "Company"), and its wholly owned subsidiary, First Century Bank, Inc. ("FCB"), operate twelve branches in southern West Virginia and southwestern Virginia. The Corporation's primary source of revenue is derived from loans to customers who are predominately small to medium size businesses and middle income individuals. The accounting and reporting policies of the Corporation conform to accounting principles generally accepted in the United States of America and to general practices within the banking industry. The following is a summary of the more significant accounting and reporting policies:

Management Estimates — The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant estimates relate to the calculation of the allowance for loan losses, valuation of impaired loans, goodwill impairment and valuation of pension and postretirement benefits. Actual results could differ from those estimates.

Principles of Consolidation — The consolidated financial statements include the accounts of First Century Bankshares, Inc. and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents — For purposes of reporting cash flows, cash equivalents include cash on hand and amounts due from banks (including cash items in process of collection); interest–bearing balances with banks and federal funds sold. To comply with Federal Reserve regulations, the subsidiary bank is required to maintain reserve balances with the Federal Reserve Bank of Richmond. The amount of those reserve balances at December 31, 2011 and 2010, was approximately $275,000 and $304,000, respectively.

Securities — Securities are classified as either held to maturity, available for sale or trading. Classification of securities is determined on the date of purchase. In determining such classification, debt securities that the Corporation has the positive intent and ability to hold to maturity are classified as held to maturity and are carried at amortized cost. All other securities are classified as available for sale and are carried at fair value with unrealized gains and losses included in comprehensive income. The Corporation has no securities classified as trading.

Realized gains and losses, determined using the specific identification method, and declines in value judged to be other than temporary are included in noninterest income. Premiums and discounts are amortized into interest income using a level yield method.

Loans — Loans are reported at their principal outstanding balance net of charge-offs and certain other deferred or unearned income. Loan origination and commitment fees, as well as certain direct origination costs, are deferred and amortized as a yield adjustment over the lives of the related loans. Interest income, net of amortization or accretion of deferred items, is recognized as earned using the interest method.

The segments of the Company's loan portfolio are disaggregated to a level that allows management to monitor risk and performance. In reviewing risk, management has determined there to be several different risk categories within the loan portfolio. The allowance for loan losses consists of amounts applicable to: (i) the commercial loan portfolio; (ii) the commercial real estate loan portfolio; (iii) the consumer loan portfolio; (iv) the residential real estate portfolio: and, (iv) the residential construction loan portfolio. The commercial real estate ("CRE") loan segment is further disaggregated into three classes. Commercial construction loans are generally made to developers or investors for the purpose of acquiring, developing and constructing residential or commercial structures. Non-owner occupied CRE loans, which include loans secured by non-owner occupied nonfarm nonresidential properties, generally have a greater risk profile than all other CRE loans, which include multifamily structures and owner-occupied commercial structures. Construction lending is generally considered to involve a higher degree of credit risk than long-term permanent financing. Construction loans to businesses for building commercial structures are inherently more risky than residential construction loans that are generally made to individuals for the acquisition of and/or construction on a lot or lots on which a residential dwelling is to be built. If the estimate of construction cost proves to be inaccurate, the Company may be compelled to advance additional funds to complete the construction with repayment dependent, in part, on the success of the ultimate project rather than the ability of a borrower or guarantor to repay the loan. If the Company is forced to foreclose on a project prior to completion, there is no assurance that it will be able to recover the entire unpaid portion of the loan. In addition, the Company may be required to fund additional amounts to complete a project and may have to hold the property for an indeterminate period of time. The commercial business segment consists of loans made for the purpose of financing the activities of commercial customers. The residential mortgage loan segment is made up of fixed rate and adjustable rate single-family amortizing term loans, which are primarily first liens. The consumer loans consist of motor vehicle loans, savings account loans, personal lines of credit, overdraft loans, other types of secured consumer loans, and unsecured personal loans.

Allowance for Loan Losses and Reserve for Unfunded Lending Commitments — It is the policy of the Corporation to maintain an allowance for loan losses and a reserve for unfunded lending commitments that equals management's best estimate of probable credit losses that are inherent in the portfolio at the balance sheet date. The adequacy of the allowance for loan losses is periodically evaluated by the Corporation in order to maintain the allowance at a level that is sufficient to absorb probable credit losses. Management's evaluation of the adequacy of the allowance is based on a review of the Corporation's historical loss experience, known and inherent risks in the loan portfolio, including adverse circumstances that may affect the ability of the borrower to repay interest and/or principal, the estimated value of collateral, and an analysis of the levels and trends of delinquencies, charge-offs, and the risk ratings of the various loan categories. Such factors as the level and trend of interest rates and the condition of the national and local economies and industry concentrations are also considered.

The allowance for loan losses is established through charges to earnings in the form of a provision for loan losses. Increases and decreases in the allowance due to changes in the measurement of impaired loans are included in the provision for loan losses. Loans continue to be classified as impaired unless they are brought fully current and the collection of scheduled interest and principal is considered probable.

A loan is considered impaired, based on current information and events, if it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. The measurement of impaired loans that are collateral dependent is based on the fair value of the collateral. The measurement of other impaired loans is generally based on the present value of expected future cash flows discounted at the loan's contractual interest rate.

The Corporation uses several factors in determining if a loan is impaired. The internal asset classification procedures include a thorough review of significant loans and lending relationships and include the accumulation of related data. This data includes loan payment status, borrowers' financial data and borrowers' operating factors such as cash flows, operating income or loss, etc.

When a loan or portion of a loan is determined to be uncollectible, the portion deemed uncollectible is charged against the allowance and subsequent recoveries, if any, are credited to the allowance.

Unsecured loans are typically charged-off within 90 days of becoming delinquent. All secured consumer loans are to be charged-off or written down to fair value of collateral on or before becoming 120 days past due. Loans secured by residential real estate are written down to the fair value of collateral on or before becoming 180 days past due, unless the loan is in bankruptcy or other legal collection proceedings and may go 365 days before a charge-off is taken.

Secured commercial loans, including commercial, commercial real estate and commercial construction loans, are to be charged off promptly upon determination that all or a portion of any loan balance is uncollectible. A commercial loan is considered uncollectible when the borrower is delinquent in principal or interest and 1) it is unlikely the borrower will have the ability to pay the debt in a timely manner, 2) collateral value is insufficient to cover the outstanding indebtedness and 3) guarantors do not provide adequate support.

We identify past due loans based on contractual terms on a loan by loan basis.

The methodology used to determine an estimate for the reserve for unfunded lending commitments is inherently similar to the methodology used in calculating the allowance for loan losses adjusted for factors specific to binding commitments, including the probability of funding and exposure at the time of funding. The reserve for unfunded lending commitments is included in other liabilities with increases or decreases included in noninterest expense. At December 31, 2011 and 2010, the reserve for unfunded lending commitments was $10,000. Estimates may change at some point in the future.

Income Recognition on Impaired and Nonaccrual Loans — Loans, including impaired loans, are generally classified as nonaccrual if they are past due as to maturity or payment of principal or interest for a period of more than 90 days, unless such loans are well-collateralized and in the process of collection. If a loan or a portion of a loan is classified as doubtful or is partially charged off, the loan is classified as nonaccrual. Loans that are on a current payment status or past due less than 90 days may also be classified as nonaccrual if repayment in full of principal and/or interest is in doubt.

Loans may be returned to accrual status when all principal and interest amounts contractually due are reasonably assured of repayment within an acceptable period of time, and there is a sustained period of repayment performance by the borrower, in accordance with the contractual terms of the loan agreement.

While a loan is classified as nonaccrual and the future collectibility of the recorded loan balance is doubtful, collections of interest and principal are generally applied as a reduction to principal outstanding. When the future collectibility of the recorded loan balance is expected, interest income may be recognized on a cash basis. In the case where a nonaccrual loan had been partially charged off, recognition of interest on a cash basis is limited to that which would have been recognized on the recorded loan balance at the contractual interest rate. Cash receipts in excess of that amount are recorded as recoveries to the allowance for loan losses until prior charge-offs have been fully recovered.

Loan Servicing — At December 31, 2011 and 2010, the Corporation serviced the home mortgage loans of approximately 1,300 borrowers. Loans are serviced for the Federal National Mortgage Association (Fannie Mae). As of December 31, 2011, the Corporation serviced loans with an aggregate principal amount of approximately $123,564,000 compared to $127,066,000 at December 31, 2010. The average annual servicing fee on its servicing portfolio was 0.25% for 2011 and 2010. The Corporation's servicing business collects mortgage payments, administers tax and insurance escrows, and seeks to mitigate losses on defaulted loans and responds to borrower inquiries. Fannie Mae reserves the right to change service providers at its discretion. Therefore, the Corporation does not recognize an intangible asset for mortgage servicing rights. During 2011 and 2010, the loan servicing function generated fees of approximately $310,000 and $303,000, respectively.

Other Real Estate Owned — Other real estate owned includes properties on which the Corporation's subsidiary has foreclosed and taken title, or has taken possession of the collateral in-substance, but has not completed legal foreclosure proceedings. Real estate properties acquired as a result of foreclosures are carried at the lower of the recorded investment in the loan or the fair value less estimated selling costs. Any excess of the outstanding principal loan balance over the fair value less estimated selling costs of the foreclosed property is charged to the allowance for loan losses. Any subsequent fair value adjustments and net operating expenses are charged to noninterest expense.

Premises and Equipment — Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed by the straight–line method based upon the estimated useful lives of the assets. Buildings and improvements have estimated useful lives of 20 to 40 years. Equipment and fixtures have estimated useful lives of 3 to 10 years. The cost of major improvements is capitalized. The expenditures for maintenance and repairs are charged to expense as incurred. Gains or losses on assets sold are included in other noninterest income or expense.

Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities — The Corporation applies a financial-components approach that focuses on control when accounting and reporting for transfers and servicing of financial assets and extinguishments of liabilities. Under that approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. This approach provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings.

Goodwill And Other Intangibles — Goodwill and indefinite-lived intangible assets are not amortized, but are reviewed at least annually for impairment. If impaired, goodwill or indefinite-lived intangible assets are written down to fair value, calculated using the discounted cash flow method. The unimpaired balance of goodwill and indefinite-lived intangibles totaled approximately $5,183,000 at December 31, 2011 and 2010.

Income Taxes — The Corporation files a consolidated federal income tax return. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income or expense in the period that includes the enactment date.

The Corporation classifies interest and penalties related to income tax assessments, if any, in interest expense or noninterest expense, respectively in the consolidated statements of operations. Tax years 2008 through 2010 are subject to examination by the Internal Revenue Service and the West Virginia Department of Taxation. The Corporation has analyzed the tax positions taken or expected to be taken in its tax returns and has concluded it has no liability related to uncertain tax positions.

Segment Information — Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Corporation has determined that it has one significant operating segment, the providing of general commercial financial services to customers located in the geographic areas of southern West Virginia and southwestern Virginia. The various products are those generally offered by community banks, and the allocation of resources is based on the overall performance of the institution, versus the individual branches or products.

Comprehensive Income — The Company classifies items of other comprehensive income by their nature in the financial statements and displays accumulated other comprehensive income separately from retained earnings in the equity section of the balance sheet. Unrealized gains and losses on available for sale securities and net accrued pension benefit liability are the components of the Company's other accumulated comprehensive income.

Post Employment Benefits — The Corporation has a defined benefit pension plan covering employees meeting certain age and service requirements. There are also two defined benefit post retirement plans that provide medical and life insurance benefits. The net periodic costs of theses plans are computed in accordance with Accounting Standards Codification Topic 712, "Compensation — Nonretirement Postemployment Benefits."

New Accounting Standards

In July 2010, FASB issued ASU No. 2010-20, Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. ASU 2010-20 is intended to provide additional information to assist financial statement users in assessing an entity's credit risk exposures and evaluating the adequacy of its allowance for credit losses. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2011. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2011. The amendments in ASU 2010-20 encourage, but do not require, comparative disclosures for earlier reporting periods that ended before initial adoption. However, an entity should provide comparative disclosures for those reporting periods ending after initial adoption. The adoption of this ASU did not have a material effect on the Company's results of operations or financial position. The Company has presented the necessary disclosures in Note 3 herein.

In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring . The amendments in this Update provide additional guidance or clarification to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The amendments in this Update are effective for the first interim or annual reporting period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning annual period of adoption. As a result of applying these amendments, an entity may identify receivables that are newly considered impaired. For purposes of measuring impairment of those receivables, an entity should apply the amendments prospectively for the first interim or annual period beginning on or after June 15, 2011. The Company has presented the necessary disclosures in Note 3 herein.

In April 2011, the FASB issued ASU 2011-03, Reconsideration of Effective Control for Repurchase Agreements. The main objective in developing this Update is to improve the accounting for repurchase agreements (repos) and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The amendments in this Update remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. The amendments in this Update apply to all entities, both public and nonpublic. The amendments affect all entities that enter into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity. The guidance in this Update is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. This ASU is not expected to have a significant impact on the Company's financial statements.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards. The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. For nonpublic entities, the amendments are effective for annual periods beginning after December 15, 2011. Early application by public entities is not permitted. This ASU is not expected to have a significant impact on the Company's financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. The amendments require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The amendments in this Update should be applied retrospectively, and early adoption is permitted. This ASU is not expected to have a significant impact on the Company's financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other Topics (Topic 350), Testing Goodwill for Impairment. The objective of this update is to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The amendments in this Update apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements and are effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. This ASU is not expected to have a significant impact on the Company's financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standard–setting bodies are not currently applicable to the Company or are not expected to have a significant impact on the Company's financial position, results of operations and cash flows.